Share-Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Aug. 03, 2020	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2021
AMTD Digital [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	3 years
Share-based payment arrangement, expense		$ 207	$ 205
Employee service share based compensation non vested awards total compensation cost not yet recognized		$ 50	$ 229
Employee service share based compensation nonvested awards total compensation cost not yet recognized period for recognition1		7 months 6 days	1 year 1 month 6 days
AMTD Digital [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant				17,540
Aggregate fair value for restricted stock units		$ 258	$ 737
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period		5,847	5,847
AMTD Digital [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	38,710
Share Incentive Two Thousand and Nineteen Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, shares issued in period		20,000,000
Percent of automatic increase of shares on total issued and outstanding share capital		10.00%
Percent of additional automatic increase of shares on total issued and outstanding share capital		1.00%